UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Luxor Capital Group, LP
Address:          767 Fifth Avenue
                  19th Floor
                  New York, New York 10153


Form 13F File Number: 028-11212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Norris Nissim
Title:            General Counsel
Phone:            (212) 763-8000

Signature, Place, and Date of Signing:

/s/ Norris Nissim              New York, New York           May 17, 2010
-----------------              ------------------           ------------
   [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     26

Form 13F Information Table Value Total:     $658,608 (thousands)


List of Other Included Managers:

         None.


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

                                                       LUXOR CAPITAL GROUP, LP
                                         FORM 13F INFORMATION TABLE FOR QUARTER ENDED 3/31/2010


                                                             VALUE    SHRS OR SH/ CALL/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT PRN PUT   DISCRETION  MANAGERS Sole     Shared  None
--------------               -------------     ----------- --------   ------- --- ----- ----------  -------- -----    ------  -----
ACCURAY INC                  COM                 4397105    5,010      822,708 SH         SOLE                  822,708
ALLIANCE ONE INTL INC        COM                18772103   16,145    3,171,925 SH         SOLE                3,171,925
CAPLEASE INC                 COM               140288101   12,173    2,193,283 SH         SOLE                2,193,283
CARDERO RES CORP             COM               14140U105   13,983   10,435,371 SH         SOLE               10,435,371
E TRADE FINANCIAL CORP       COM               269246104   25,453   15,425,816 SH         SOLE               15,425,816
E TRADE FINANCIAL CORP       NOTE 8/3          269246AZ7   30,701   19,233,000 PRN        SOLE               19,233,000
EBIX INC                     COM NEW           269246AZ7   26,923    1,685,823 SH         SOLE                1,685,823
ENDEAVOR INTL CORP INC       NOTE 6.000% 1/1   29257MAB6    3,780    4,075,000 PRN        SOLE                4,075,000
ENERGY CONVERSION DEVICES IN NOTE 3.000% 6/1   292659AA7   19,745   30,144,000 PRN        SOLE               30,144,000
FIRST INDUSTRIAL REALTY TRUS COM               32054K103   22,679    2,922,615 SH         SOLE                2,922,615
GLOBE SPECIALTY METALS INC   COM               37954N206   66,085    5,905,688 SH         SOLE                5,905,688
GMX RES INC                  COM               38011M108      432       52,595 SH         SOLE                   52,595
HEALTH NET INC               COM               42222G108   29,509    1,186,536 SH         SOLE                1,186,536
ICONIX BRAND GROUP INC       COM               451055107   26,146    1,702,214 SH         SOLE                1,702,214
ISTAR FINL INC               FRNT 10/0         45031UBF7   27,899   36,685,000 PRN        SOLE               36,685,000
LIBERTY MEDIA CORP NEW       LIB STAR COM A    53071M708   79,201    1,448,437 SH         SOLE                1,448,437
MADISON SQUARE GARDEN INC    CL A              55826P100   28,640    1,317,993 SH         SOLE                1,317,993
PENN VA CORP                 COM               707882106   93,878    3,831,773 SH         SOLE                3,831,773
RIGEL PHARMACEUTICALS INC    COM NEW           766559603    3,474      435,879 SH         SOLE                  435,879
SEARCHMEDIA HOLDINGS LTD     SHS               G8005Y106    4,103      871,098 SH         SOLE                  871,098
SPECTRUM PHARMACEUTICALS INC COM               84763A108    9,537    2,068,785 SH         SOLE                2,068,785
TRANSOCEAN LTD               REG SHS           H8817H100    2,666       30,861 SH         SOLE                   30,861
UNITED THERAPEUTICS CORP DEL COM               91307C102   10,892      196,860 SH         SOLE                  196,860
WALTER INVT MGMT CORP        COM               93317W102    3,060      191,248 SH         SOLE                  191,248
WELLPOINT INC                COM               94973V107   68,813    1,068,861 SH         SOLE                1,068,861
XENOPORT INC                 COM               98411C100   27,681    2,989,275 SH         SOLE                2,989,275
